--------------------------------------------------------------------------------
      Annual Report - Financial Statements
--------------------------------------------------------------------------------




      T. ROWE PRICE



                       PERSONAL STRATEGY
                       GROWTH FUND
                       ------------
                       May 31, 1999
                       ------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                               Year                                      7/29/94
                              Ended                                      Through
                            5/31/99    5/31/98    5/31/97    5/31/96     5/31/95
NET ASSET VALUE
Beginning of period       $   18.05   $  15.20   $  13.69   $  11.44   $   10.00

Investment activities
 Net investment income         0.34*      0.29*      0.27*      0.30*       0.25*
 Net realized and
 unrealized gain (loss)        1.40       3.01       2.37       2.29        1.30

 Total from
 investment activities         1.74       3.30       2.64       2.59        1.55

Distributions
 Net investment income        (0.32)     (0.26)     (0.24)     (0.27)      (0.11)
 Net realized gain            (0.45)     (0.19)     (0.89)     (0.07)         --
 Total distributions          (0.77)     (0.45)     (1.13)     (0.34)      (0.11)

NET ASSET VALUE
End of period             $   19.02   $  18.05   $  15.20   $  13.69   $   11.44
                          ------------------------------------------------------

Ratios/Supplemental Data

Total return.                 10.01%*    22.02%*    19.89%*    22.83%*     15.65%*
Ratio of total expenses to
average net assets             1.10%*     1.10%*     1.10%*     1.10%*      1.10%*
Ratio of net investment
income to average
net assets                     2.00%*     2.15%*     2.24%*     2.27%*      2.76%*
Portfolio turnover rate        36.1%      33.3%      39.6%      39.5%       25.7%
Net assets, end of period
(in thousands)            $  213,631  $ 147,347  $  67,552  $  24,954  $   10,748


 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions
* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/00.
+ Annualized



The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
                                                                    May 31, 1999


------------------------
Portfolio of Investments                               Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      COMMON STOCKS AND RIGHTS 79.0%

      FINANCIAL  13.0%

      Bank and Trust  6.5%
      Abbey National (GBP)                                 18,000         $  371
      ABN Amro (EUR)                                       17,500            388
      Australia & New Zealand Bank Group (AUD)              6,000             44
      Australia & New Zealand Banking ADR                   3,600            131
      Banca Commerciale Italiana (EUR)                     40,700            292
      Banco de Bilbao Vizcaya ADR                          15,500            226
      Banco Frances del Rio de la Plata ADR                 6,000            126
      Bank of America                                      24,500          1,585
      Bank of New York                                     16,200            579
      Bank One                                             12,530            709
      Bankgesellschaft Berlin (EUR)                         6,800             99
      Barclay's (GBP)                                      19,200            583
      Charter One Financial                                 3,668            104
      Chase Manhattan                                      12,300            892
      Citizens Banking                                      4,900            145
      Deutsche Bank (EUR)                                   6,830            356
      Development Bank of Singapore (SGD)                   3,300             34
      Downey Financial                                      6,900            152
      Dresdner Bank (EUR)                                  10,000            371
      First Bell Bancorp                                    2,200             43
      First Mariner Bancorp                                   600              7
      First Security                                        3,300             62
      Firstar                                               3,100             89
      Frankfort First Bancorp                               1,100             16
      Glacier Bancorp                                       7,447            152
      HSBC Holdings (GBP)                                  15,167            499
      J. P. Morgan                                          3,530            492
      KBC Bancassurance Holding (EUR)                       3,200            194
      KeyCorp                                              11,000            382
      Marshall & Ilsley                                       600             42
      Mediobanca (EUR)                                     23,000            261
      Mellon Bank                                          25,800            921
      Mercantile Bancorporation                             1,600             93


3
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--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Overseas Chinese Bank (SGD)                              4,200  $       33
      Societe Generale (EUR)                                   2,129         387
      State Street                                             2,700         206
      Summit Bancorp                                           3,400         139
      Svenska Handelsbank (SEK)                                6,000         217
      UBS (CHF)                                                2,214         640
      UST                                                      2,700          65
      Washington Mutual                                       13,950         533
      Wells Fargo                                             25,100       1,004
      WestAmerica                                              1,500          52
      Westpac Bank (AUD)                                       9,000          62
                                                                          13,778

      Insurance  2.7%
      ACE Limited                                             13,200         403
      American General                                         4,100         296
      American International Group                             1,150         131
      Brown and Brown                                          3,700         132
      Fairfax Financial, Rights (144a) (CAD) *                   800         214
      Harleysville Group                                       3,000          58
      Istituto Nazionale delle Assicurazioni (EUR)            89,700         209
      Marsh & McLennan                                         5,000         364
      PartnerRe Holdings                                       5,100         190
      Royal & Sun (GBP)                                       42,090         344
      Schweizerische Rueckversicherungs (CHF)                    185         351
      Selective Insurance                                      2,700          51
      St. Paul                                                31,000       1,102
      Sumitomo Marine & Fire Insurance (JPY)                  62,000         404
      Travelers Property Casualty (Class A)                   22,000         869
      UNUM                                                     3,700         199
      W. R. Berkley                                            3,100          79
      XL Capital (Class A)                                     6,770         412
                                                                           5,808

      Financial Services  3.8%
      American Express                                         8,700       1,054
      Associates First Capital (Class A)                       9,800         402
      Assurances Generales de France (EUR)                     2,400         119
      AXA (EUR)                                                3,300         380
      Capital One Financial                                    3,000         452

4
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--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Citigroup                                               24,899  $    1,650
      Delta Financial *                                        5,200          35
      Fannie Mae                                              17,100       1,163
      Financial Federal *                                      3,400          76
      Freddie Mac                                             23,900       1,394
      Goldman Sachs Group *                                    1,300          88
      ING Groep (EUR)                                          8,350         446
      ITLA Capital *                                           1,100          18
      Morgan Stanley Dean Witter                               2,900         280
      Pearson (GBP)                                           18,700         360
      Unidanmark (Class A) (DKK)                               2,700         189
                                                                           8,106
      Total Financial                                                     27,692

      UTILITIES  5.3%

      Telephone  3.5%
      Aliant Communications                                    6,500         306
      ALLTEL                                                   6,100         437
      AT&T                                                    15,974         887
      BellSouth                                               10,400         491
      British Telecommunications ADR                           2,300         386
      Compania de Telecomunicaciones de Chile
      (Class A) ADR                                            4,050          88
      Frontier                                                15,500         816
      GTE                                                      3,900         246
      Hong Kong Telecommunications ADR                         6,432         152
      Nippon Telegraph & Telephone (JPY)                          42         410
      Rural Cellular (Class A) *                               5,100          83
      SBC Communications                                      25,200       1,288
      Telebras ADR                                             2,700         226
      Telebras, Rights ADR *                                   2,700           0
      Telecom Corp. of New Zealand ADR                         8,600         298
      Telecom Italia (EUR)                                    31,440         324
      Telecom Italia Mobile (EUR) *                           46,500         273
      Telefonica de Espana ADR                                 2,288         330
      Telefonos de Mexico (Class L) ADR                        5,200         416
      Western Wireless                                         3,600          88
                                                                           7,545

5
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--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Electric Utilities  1.8%
      Cleco                                                    4,300     $   142
      Electrabel (EUR)                                           740         227
      Empresa Nacional de Electricidad Chile ADR               3,724          41
      Endesa ADR                                               8,500         183
      FirstEnergy                                             21,737         692
      GPU                                                      5,800         253
      Hong Kong Electric (HKD)                                42,000         132
      PECO Energy                                              8,300         406
      Texas Utilities                                         16,000         720
      Unicom                                                  16,600         702
      Veba (EUR)                                               6,420         366
                                                                           3,864
      Total Utilities                                                     11,409

      CONSUMER NONDURABLES  15.6%

      Cosmetics  1.0%
      Gillette                                                 4,200         214
      International Flavors & Fragrances                      34,300       1,410
      Kao (JPY)                                               23,000         632
                                                                           2,256
      Beverages  1.3%
      Anheuser-Busch                                          14,300       1,045
      Bass (GBP)                                              24,300         358
      Coca-Cola                                                2,200         150
      Diageo ADR                                               8,419         362
      LVMH (EUR)                                               1,655         461
      PepsiCo                                                 12,200         437
                                                                           2,813

      Food Processing  2.5%
      American Italian Pasta *                                 2,000          55
      Associated British Foods (GBP)                          24,700         188
      Bestfoods                                                6,200         310
      Cadbury Schweppes (GBP)                                 14,400          98
      Cadbury Schweppes ADR                                    5,600         310
      Campbell                                                10,000         441
      Carrefour (EUR)                                          1,800         236

6
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--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      CSM (EUR)                                             3,500         $  177
      Danisco (DKK)                                         3,100            149
      Eridania Beghin-Say (EUR)                             1,500            218
      General Mills                                        10,560            849
      Heinz                                                 3,400            164
      Imperial Sugar                                        9,000             54
      McCormick                                            12,400            377
      Nestle (CHF)                                            333            598
      Ralston Purina                                        9,900            270
      Sara Lee                                             19,700            473
      Seneca Foods (Class A) *                              1,400             20
      Seneca Foods (Class B) *                              1,300             19
      The Cheesecake Factory *                                100              3
      Unilever N V                                          4,539            296
      United Natural Foods *                                5,000            135
                                                                           5,440

      Hospital Supplies/Hospital Management  0.7%
      American Oncology Resources *                        10,800            110
      Baxter International                                  2,200            142
      Boston Scientific                                     2,200             83
      Guidant                                                 700             35
      Medtronic                                               300             21
      Mentor                                                9,900            158
      Pediatrix Medical Group *                             1,100             25
      Quorum Health Group *                                 5,900             74
      Renal Care Group *                                    4,850            134
      Smith & Nephew (GBP)                                 71,600            199
      Terumo (JPY)                                         18,000            424
                                                                           1,405

      Pharmaceuticals  4.7%
      American Home Products                               22,860          1,317
      Amgen *                                               2,200            139
      AstraZeneca Group (SEK)                               6,995            275
      AstraZeneca Group ADR                                 8,700            343
      Biogen *                                              2,700            294
      Boron Lepore & Associates *                           1,200             11
      Bristol-Myers Squibb                                 16,300          1,119
      Eli Lilly                                             6,400            457

7
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--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Gehe (EUR)                                             8,200    $      403
      Genentech                                              2,100           184
      Glaxo Wellcome ADR                                     6,500           366
      Incyte Pharmaceuticals *                                 900            23
      Johnson & Johnson                                      6,900           639
      Merck                                                 10,800           729
      Novartis (CHF)                                           415           602
      Pfizer                                                 9,920         1,061
      Pharmacia & Upjohn                                     6,360           353
      Schering-Plough                                       10,400           469
      Takeda Chemical (JPY)                                 11,000           489
      Triangle Pharmaceuticals *                             3,400            63
      Warner-Lambert                                        10,700           663
                                                                           9,999
      Biotechnology  0.3%
      Abegenix *                                             2,200            32
      Alkermes *                                             2,900            71
      Anesta *                                                 700            12
      Cell Genesys *                                         2,300            11
      COR Therapeutics *                                     2,600            37
      Coulter Pharmaceutical *                               1,100            29
      Gilead Sciences *                                        900            39
      Inhale Therapeutic Systems *                           4,400           116
      Millennium Pharmaceuticals *                           1,200            45
      Neurocrine Biosciences *                               3,600            20
      Northfield Laboratories *                              3,800            46
      PharmaPrint *                                          5,700            44
      Serologicals *                                         4,700            37
      Zonagen *                                              1,400            15
                                                                             554
      Health Care Services  0.7%
      Aetna                                                  2,200           200
      Altana AG (EUR)                                        1,200            70
      AmeriPath *                                            7,400            67
      CIGNA                                                  2,400           224
      Monarch Dental *                                       1,700             6
      Orthodontic Centers of America *                       3,500            42

8
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--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      ProMedCo *                                             5,800    $       24
      SteriGenics International *                            7,300           115
      United HealthCare                                     12,000           699
                                                                           1,447
      Miscellaneous Consumer Products  4.4%
      Benetton Group (EUR)                                  65,000           127
      Bridgestone (JPY)                                     16,000           420
      Coles Myer Limited (AUD)                              24,800           130
      Colgate-Palmolive                                     15,800         1,578
      Cone Mills *                                          11,600            72
      Culp                                                   2,700            22
      Dan River *                                           10,200            94
      Hasbro                                                10,750           308
      Huhtamaki (EUR)                                        1,700            61
      Koninklijke Philips Electronics, N.V. ADR              4,500           387
      Kuraray (JPY)                                         34,000           370
      Lion Nathan (NZD)                                     71,500           172
      Mattel                                                47,320         1,251
      Mitsui (JPY)                                          63,000           403
      Newell Rubbermaid                                      4,000           162
      NIKE (Class B)                                         3,800           231
      Philip Morris                                         34,450         1,328
      Procter & Gamble                                       4,500           420
      Reebok *                                               2,400            48
      Sola *                                                 7,300           122
      Stride Rite                                            2,700            28
      Tomkins (GBP)                                         60,500           223
      Tomkins ADR                                            1,538            23
      Unifi *                                               36,400           601
      US Can *                                               5,200            93
      UST                                                   17,700           540
      WestPoint Stevens *                                    2,500            79
      Yue Yuen Industrial (HKD)                             42,000            94
                                                                           9,387
      Total Consumer Nondurables                                          33,301

9
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--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      CONSUMER SERVICES  8.0%

      Restaurants  0.0%
      Buca *                                                   1,100  $       19
      PJ America *                                             1,600          38
                                                                              57
      General Merchandisers  1.6%
      Bon-Ton Stores *                                         8,600          55
      Casey's General Stores                                  12,800         171
      Columbia Sportswear *                                    5,600          82
      Dayton Hudson                                            2,400         151
      JUSCO (JPY)                                             11,000         208
      Kroger *                                                11,100         650
      Marui (JPY)                                             27,000         406
      Pinault Printemps Redoute (EUR)                          2,050         349
      Saks *                                                  11,100         307
      Tesco (GBP)                                            126,080         368
      Wal-Mart                                                13,600         580
      Warnaco Group (Class A)                                  5,800         171
                                                                           3,498
      Specialty Merchandisers  2.6%
      American Stores                                         24,000         792
      Christian Dior (EUR)                                     1,300         184
      CompuCom Systems *                                      14,400          58
      CVS                                                     11,912         548
      Federated Department Stores *                              500          27
      Goody's Family Clothing *                                6,000          66
      Home Depot                                               6,900         392
      Omron (JPY)                                             17,000         235
      Performance Food Group *                                 1,900          45
      Safeway *                                               14,500         674
      St. John Knits                                           3,000          86
      Toys "R" Us *                                           56,000       1,292
      Tupperware                                              45,700       1,017
      Urban Outfitters *                                       3,300          79
                                                                           5,495


10
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--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Entertainment and Leisure  1.5%
      Carnival (Class A)                                       3,900  $      160
      Disney                                                   3,200          93
      Hutchison Whampoa (HKD)                                 52,000         433
      McDonald's                                              10,100         389
      Reader's Digest (Class A)                               36,600       1,340
      Sharp (JPY)                                             13,000         144
      US WEST Media *                                          7,000         517
                                                                           3,076
      Media and Communications  2.3%
      American Tower Systems (Class A) *                         900          20
      Asatsu (JPY)                                             6,000         151
      CBS *                                                   18,100         756
      Clear Channel Communications *                           6,078         402
      Elsevier (EUR)                                           8,000         101
      Emmis Broadcasting (Class A) *                           2,500         116
      Fox Entertainment Group (Class A) *                     12,600         321
      France Telecom ADR                                       4,100         316
      Infinity Broadcasting (Class A) *                       13,300         340
      Pegasus Communications *                                 1,600          76
      Publishing & Broadcasting (AUD)                         19,700         124
      R.R. Donnelley                                          10,400         377
      Sinclair Broadcast Group (Class A) *                     4,800          66
      Time Warner                                             11,200         762
      Tribune                                                  3,900         308
      Valassis Communications                                  1,200          42
      Vodafone ADR                                             2,400         459
      Young Broadcasting (Class A) *                           3,700         151
                                                                           4,888
      Total Consumer Services                                             17,014


      CONSUMER CYCLICALS  5.2%

      Health Care Services  0.0%
      IMS Health                                               2,100          52
                                                                              52


11
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--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Automobiles and Related  0.7%
      A.O. Smith (Class B)                                    12,050  $      294
      Cycle & Carriage (SGD)                                   6,000          33
      DaimlerChrysler (EUR)                                    3,900         337
      Honda ADR                                                5,000         411
      Keystone Automotive *                                    1,800          29
      Littelfuse *                                             3,700          74
      SPX *                                                    3,400         264
      Strattec Security *                                        400          12
                                                                           1,454
      Building and Real Estate  2.8%
      Accor (EUR)                                              1,300         319
      Apartment Investment & Management, REIT                  2,400         101
      Arden Realty, REIT                                       5,400         138
      Cheung Kong Holdings (HKD)                              48,000         390
      City Developments (SGD)                                  5,000          30
      DBS Land (SGD)                                          15,000          26
      EastGroup Properties, REIT                               8,900         181
      Federal Realty Investment Trust, REIT                   41,300         955
      First Washington Realty Trust, REIT                      5,000         109
      Glenborough Realty Trust, REIT                           2,200          40
      JP Realty, REIT                                          3,700          75
      Parkway Properties, REIT                                 6,500         215
      Reckson, REIT                                            3,492          95
      Reckson Associates Realty, REIT                         40,000       1,035
      Simon DeBartolo Group, REIT                             21,640         633
      Starwood Hotels & Resorts, REIT                         43,600       1,428
      Westfield Trust (AUD)                                   29,300          59
      Woodhead Industries                                      7,200          91
                                                                           5,920
      Miscellaneous Consumer Durables  1.7%
      CompX *                                                  5,100          77
      Corning                                                 25,200       1,377
      Eastman Kodak                                           17,200       1,163
      Harman International                                     1,400          62
      Juno Lighting                                            2,100          48
      Masco                                                   10,900         311
      OCE (EUR)                                                2,000          55


12
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--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Ricoh (JPY)                                             18,000  $      200
      Sony (JPY)                                               5,000         470
                                                                           3,763
      Total Consumer Cyclicals                                            11,189


      TECHNOLOGY  5.4%

      Electronic Components  1.6%
      Altera *                                                 5,800         202
      American Superconductor *                                1,000          13
      Analogic                                                 6,000         195
      Benchmark Electronics *                                  1,400          42
      Burr Brown *                                             4,100         131
      EMC *                                                    3,700         369
      Exar *                                                   2,300          48
      Intel                                                   13,400         726
      Linear Technology                                        2,200         116
      Maxim Integrated Products *                              7,600         405
      Methode Electronics (Class A)                            9,200         169
      Optek Technology *                                       5,400         136
      Planar Systems *                                         5,000          40
      PMC-Sierra *                                             2,400         116
      SIPEX *                                                  1,900          31
      Texas Instruments                                        3,300         361
      Xilinx *                                                 5,600         249
                                                                           3,349
      Electronic Systems  0.9%
      Applied Materials *                                      3,000         165
      Applied Micro Circuits *                                 2,800         165
      EMS Technologies *                                       4,000          54
      Hewlett-Packard                                          7,300         688
      Lifeline Systems *                                       3,900          73
      Lo-Jack *                                                5,000          39
      Nokia ADR                                                7,300         518
      Solectron *                                              3,500         192
                                                                           1,894


13
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--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Information Processing  0.3%
      Dell Computer *                                          7,000  $      241
      Hitachi ADR *                                            2,800         205
      IBM                                                      2,600         302
                                                                             748
      Office Automation  0.2%
      Ceridian *                                               5,500         181
      Technitrol                                               5,900         176
                                                                             357
      Specialized Computer  0.1%
      Sun Microsystems *                                       4,600         275
                                                                             275
      Aerospace and Defense  0.5%
      AlliedSignal                                            14,600         848
      DONCASTERS ADR *                                         1,500          23
      Raytheon (Class B)                                       1,800         123
      Woodward Governor                                        2,100          52
                                                                           1,046
      Telecommunications  1.8%
      AirTouch Communications *                                5,200         523
      Avant *                                                  5,200          63
      Cisco Systems *                                          5,050         550
      Deutsche Telekom ADR                                     9,000         356
      LM Ericsson (Class B) ADR                               12,900         347
      MCI WorldCom *                                          16,685       1,441
      Premisys Communications *                                3,200          28
      Qwest Communications International *                     4,800         205
      Tellabs *                                                4,600         269
      Voicestream Wireless *                                   3,600          97
      West TeleServices *                                      2,600          20
                                                                           3,899
      Total Technology                                                    11,568

      EDUCATION  0.1%

      ITT Educational Service *                                4,400         105
      Total Education                                                        105


14
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--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      CAPITAL EQUIPMENT  2.9%

      Electrical Equipment  2.1%
      ABB AG (CHF) *                                             209  $      296
      Canon (JPY)                                             15,000         378
      GE                                                      15,400       1,566
      Holophane *                                              7,100         194
      Matsushita Electric Works (JPY)                         17,000         170
      Mitsubishi Electric (JPY)                               27,000          86
      Siemens (EUR)                                            2,700         182
      Tyco International                                      17,749       1,551
                                                                           4,423
      Capital Equipment  0.0%
      Omniquip International                                   6,500          69
                                                                              69
      Machinery  0.8%
      Danaher                                                 13,000         786
      GKN (GBP)                                               26,100         436
      JLG Industries                                           9,000         174
      NN Ball & Roller                                         5,800          33
      S I G Schweis (CHF)                                        320         198
      Toolex Alpha *                                           1,600          21
      Valmet (EUR)                                             2,000          20
                                                                           1,668
      Total Capital Equipment                                              6,160

      BUSINESS SERVICES AND
      TRANSPORTATION  8.1%

      Computer Service and Software  2.7%
      America Online                                           4,200         501
      Analysts International                                   3,600          57
      Ascend Communications *                                  4,600         426
      Automatic Data Processing                               11,000         453
      BISYS Group *                                              900          49
      BMC Software *                                          11,500         568
      Compuware *                                              9,000         279
      Concur Technologies *                                      800          26
      Electronic Arts *                                          800          39
      First Data                                              10,070         453

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Galileo International                                    5,500  $      247
      Great Plains Software *                                  1,400          53
      HCIA *                                                   7,400          64
      Microsoft *                                             17,000       1,372
      Parametric Technology *                                 16,300         227
      Peerless Systems *                                       3,900          36
      Phoenix Technologies *                                   3,300          36
      Portal Software *                                          400          20
      Powergen (GBP)                                          15,600         169
      PSINet *                                                 1,100          49
      Salesloggix *                                              800           9
      Saville Systems ADR *                                    8,400         131
      Summit Design *                                          6,000          16
      SunGard Data Systems *                                   6,000         210
      Synopsys *                                                 200           9
      Vantive *                                                2,500          27
      Viasoft *                                                9,400          37
      Visio *                                                  4,800         157
      Webtrends *                                              1,000          29
      Wind River Systems *                                     3,950          83
      Zebra Technologies (Class A) *                             900          29
                                                                           5,861
      Distribution Services  0.6%
      Aviation Sales *                                         3,100         119
      Cardinal Health                                          3,992         241
      Jack Henry & Associates                                  1,000          36
      MSC *                                                    4,700          89
      Primesource                                              2,200          14
      Richfood Holdings                                       12,600         162
      SunSource                                                4,100          59
      U.S. Foodservice *                                       8,185         364
      Watsco (Class A)                                         7,500         145
      Wilmar Industries *                                      1,700          19
                                                                           1,248
      Environmental  0.1%
      CUNO *                                                   4,100          76
      IT Group *                                               2,800          47

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Rentokil Group (GBP)                                  7,000     $       28
      Waterlink *                                           7,800             32
                                                                             183
      Transportation Services 0.6%
      C.H. Robinson Worldwide                               3,600            116
      Coach USA *                                           6,700            195
      Comfort Systems USA *                                11,700            184
      Eagle USA Air Freight *                               2,700            127
      Expeditors International of Washington                1,800            100
      Frozen Food Express                                   3,500             25
      Heartland Express *                                   2,300             35
      Hub Group (Class A) *                                 1,000             28
      International Shipholding                             2,800             39
      Mitsubishi Heavy Industries (JPY)                    97,000            379
                                                                           1,228
      Miscellaneous Business Services 3.2%
      Billing Information Concepts *                        6,800             85
      British Airport Authorities (GBP)                    37,299            399
      Browning-Ferris                                      40,000          1,660
      Cendant *                                             5,350             99
      CORT Business Services *                              4,800            116
      Electro Rent *                                        6,700             84
      Equifax                                               1,500             54
      H&R Block                                            21,000          1,012
      Insituform Technologies (Class A) *                   6,200            103
      Iron Mountain *                                       3,400             94
      Maximus *                                             2,100             62
      McGrath RentCorp                                      3,800             72
      Metamor Worldwide *                                   3,900            107
      MPW Industrial Services Group *                       3,300             33
      New England Business Service                          8,600            234
      Omnicom                                               6,900            483
      Paxar *                                               5,000             45
      Renaissance Worldwide *                               8,600             62
      Romac International *                                 5,400             78
      Shorewood Packaging *                                14,000            240
      Strayer Education                                     5,100            149
      Superior Services *                                   1,800             39

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Tetra Tech *                                          8,250     $      175
      Waste Management                                     26,443          1,398
                                                                           6,883

      Airlines 0.5%
      Delta                                                14,400            826
      KLM (EUR)                                             3,900            113
      Midwest Express Holdings *                              500             15
      Singapore Airlines (SGD)                              3,000             27
                                                                             981

      Railroads  0.4%
      Norfolk Southern                                     27,000            884
                                                                             884
      Total Business Services and Transportation                          17,268

      ENERGY 7.2%

      Energy Services 1.8%
      Baker Hughes                                         45,000          1,401
      BG (GBP)                                             31,100            171
      Cooper Cameron *                                        900             32
      Elf Aquitaine (EUR)                                   1,400            203
      Elf Aquitaine ADR                                     2,500            177
      Halliburton                                           7,700            319
      Johnson Electric (HKD)                               84,000            310
      Key Energy *                                          4,900             16
      Smith International *                                 1,400             60
      Tokyo Electric Power (JPY) *                         19,000            414
      TOTAL ADR *                                           4,100            249
      United Utilities (GBP)                               32,300            389
      Weatherford International                             1,900             63
                                                                           3,804
      Exploration and Production 0.6%
      Santos (AUD)                                         22,600             70
      Unocal                                               30,500          1,213
                                                                           1,283
      Integrated Petroleum - Domestic 1.1%
      Amerada Hess                                          1,100             66
      Atlantic Richfield                                   11,200            937

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Occidental Petroleum                                 15,500     $      328
      USX-Marathon                                         33,700          1,009
                                                                           2,340
      Integrated Petroleum - International 3.7%
      BP Amoco ADR                                         27,513          2,947
      Chevron                                               3,400            315
      ENI SPA ADR                                           4,600            289
      Exxon                                                 6,360            508
      Mobil                                                17,700          1,792
      Repsol ADR                                           13,200            238
      Royal Dutch Petroleum ADR                            13,400            758
      Shell Transport & Trading ADR                        11,600            512
      Texaco                                                9,800            642
                                                                           8,001
      Total Energy                                                        15,428

      PROCESS INDUSTRIES 5.7%

      Diversified Chemicals 1.4%
      Dow Chemical                                          8,000            972
      DuPont                                               12,100            792
      Hercules                                             37,000          1,293
                                                                           3,057

      Specialty Chemicals  2.2%
      3M                                                   14,100          1,209
      A. Schulman                                           1,900             32
      Air Liquide (L) (EUR)                                 1,158            174
      Akzo Nobel (EUR)                                      4,900            203
      Akzo Nobel ADR                                          800             33
      BASF AG (EUR)                                         7,350            286
      Bayer (EUR)                                           7,000            272
      Furon                                                 4,400             80
      Great Lakes Chemical                                 19,940            901
      Hauser *                                              8,000             20
      Imperial Chemical ADR                                 4,200            185
      Pall                                                 31,100            624
      Sumitomo Chemicals (JPY)                            100,000            422
      Technip (EUR)                                         2,925            317
                                                                           4,758

19
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Paper and Paper Products 1.1%
      Dai Nippon Printing (JPY)                            28,000     $      420
      Fort James                                           21,200            776
      Kimberly-Clark                                       18,900          1,109
      Smurfit-Stone Container *                             3,100             67
                                                                           2,372
      Forest Products 0.6%
      Georgia-Pacific                                       5,000            432
      International Paper                                   3,100            155
      Weyerhaeuser                                         10,000            621
                                                                           1,208
      Building and Construction 0.4%
      Blue Circle Industries (GBP)                         27,886            179
      Heidelberg Zement (EUR)                               1,900            153
      Holderbank Financiere Glarus (CHF)                      186            221
      J. Ray Mcdermott *                                      900             32
      Layne Christensen *                                   6,500             43
      Simpson Manufacturing *                                 900             40
      Trex *                                                4,500             99
                                                                             767
      Total Process Industries                                            12,162

      BASIC MATERIALS 1.6%

      Metals 1.5%
      Anglo American Platinum (ZAR)                         9,000            165
      AngloGold ADR                                         1,795             36
      Cambior                                              12,400             41
      Gibraltar Steel                                       2,100             46
      Inco                                                 40,000            570
      Material Sciences *                                   2,900             32
      Matthews International (Class A)                      8,200            239
      Phelps Dodge                                         15,000            777
      Reynolds Metals                                      22,200          1,181
                                                                           3,087
      Mining 0.1%
      Battle Mountain Gold                                 22,200             54
      Lonrho Africa (GBP)                                   4,725              4

20
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Rio Tinto (AUD)                                       9,700     $      136
      TVX Gold *                                           14,300             15
                                                                             209
      Miscellaneous Materials 0.0%
      Malayan Cement (MYR)                                 20,250             12
      Synthetic Industries *                                2,300             52
                                                                              64
      Total Basic Materials                                                3,360

      MISCELLANEOUS 0.2%

      Conglomerates 0.1%
      Berkshire Hathaway (Class B) *                           63            146
      Orkla (Class A) (NOK)                                 7,600            119
                                                                             265

      Other Miscellaneous Common Stocks 0.1%
      Schneider (EUR) *                                     2,300            137
      SCP Pool *                                              100              2
      Other Miscellaneous Common Stocks                                       70
                                                                             209
      Total Miscellaneous                                                    474

      FOREIGN 0.7%

      Europe 0.4%
      AXA Colonia Konzern (EUR)                             3,900            366
      Man Ag (EUR)                                          7,400            217
      Rhone Poulenc (EUR)                                   3,100            147
      Svenska Cellulosa (SEK)                               7,100            165
                                                                             895
      Far East  0.2%
      Nippon Express (JPY)                                 70,000            399
                                                                             399

      Other Foreign 0.1%
      Bobst (CHF)                                             144            177
      Pacific Dunlop (AUD)                                 48,500             87
                                                                             264
      Total Foreign                                                        1,558

      Total Common Stocks (Cost $135,762)                                168,688

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      CORPORATE BONDS 9.7%

      Adelphia Communications
             7.875%, 5/1/09                             $     25,000  $       23
             9.875%, 3/1/05                                  175,000         184
      Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07  100,000          95
      American Builders & Contractors Supply, Sr. Sub. Notes
             10.625%, 5/15/07                                100,000          94
      American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06   25,000          27
      American Safety Razor, Sr. Notes, 9.875%, 8/1/05       200,000         202
      American Standard, 9.25%, 12/1/16                       36,000          37
      Amerigas Partners, Sr. Notes, 10.125%, 4/15/07          50,000          52
      Anchor Advanced, Sr. Notes, 11.75%, 4/1/04             200,000         205
      APCOA, Sr. Sub. Notes, 9.25%, 3/15/08                  100,000          92
      Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08    100,000         102
      Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07           50,000          52
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07              100,000          98
      Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07   75,000          73
      Building Materials, Sr. Notes, 7.75%, 7/15/05          200,000         189
      BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                  100,000         103
      Chancellor Media, Sr. Sub. Notes
             8.00%, 11/1/08                                   50,000          50
             8.125%, 12/15/07                                 50,000          49
             9.00%, 10/1/08                                  100,000         103
      Charter Communications, Sr. Notes, (144a),
             8.25%, 4/1/07                                   200,000         195
      Chattem, Sr. Sub. Notes, 12.75%, 6/15/04               100,000         109
      Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08            100,000          97
      Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07          75,000          76
      Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05              50,000          55
      Comcast Cable Communications, 8.50%, 5/1/27          1,550,000       1,759
      Communications & Power Industries, Sr. Sub. Notes
             12.00%, 8/1/05                                  100,000         103
      Container Corp of America, Gtd., 10.75%, 5/1/02         25,000          26
      Courtyard by Marriott II, Sr. Secured Notes
             10.75%, 2/1/08                                  100,000         103
      CSC Holdings, Sr. Notes, 7.875%, 12/15/07              100,000         102
      Dan River, Sr. Sub. Notes, 10.125%, 12/15/03            50,000          51
      Delta Mills, Sr. Notes, 9.625%, 9/1/07                  50,000          51

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07    $     87,000  $       89
      Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                50,000          25
      Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                  50,000          50
      Energy Corporation of America, Sr. Sub. Notes
             9.50%, 5/15/07                                  100,000          93
      Eye Care Centers of America, 9.125%, 5/1/08            100,000          87
      Fairchild Semiconductor, Sr. Sub. Notes,
             10.125%, 3/15/07                                 25,000          25
      Fairfax Financial, 8.25%, 10/1/15                    1,550,000       1,552
      Federal-Mogul, Sr. Notes, 7.75%, 7/1/06                100,000          97
      First Federal Financial, 11.75%, 10/1/04                50,000          52
      Frontiervision, Sr. Notes, 11.00%, 10/15/06            100,000         111
      Group Maintenance America, Sr. Sub. Notes, (144a)
             9.75%, 1/15/09                                  100,000         101
      Harrahs Operating, 7.875%, 12/15/05                    200,000         196
      Hawk, Sr. Notes, 10.25%, 12/1/03                       200,000         206
      Hollinger International Publishing, Gtd. Notes
             9.25%, 3/15/07                                  200,000         207
      Holmes Products, Gtd. Notes, 9.875%, 11/15/07          100,000          98
      Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05        200,000         208
      ICG Services, Sr. Disc. Notes, STEP, 0%, 9/15/05       100,000          90
      Intermedia Communications, Sr. Notes,
             (144a), 9.50%, 3/1/09                           100,000          98
      International Home Foods, Gtd. Sr. Sub. Notes
             10.375%, 11/1/06                                200,000         213
      International Wire, Sr. Sub. Notes, 11.75%, 6/1/05     100,000         104
      Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06       50,000          49
      Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09           50,000          50
      Isle of Capri Casinos, Sr. Sub. Notes,
             (144a), 8.75%, 4/15/09                          150,000         141
      ISP Holdings, Sr. Notes, 9.75%, 2/15/02                 50,000          51
      Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06   100,000         100
      Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                200,000         220
      Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                   75,000          72
      MCI Worldcom, 7.75%, 4/1/07                          1,550,000       1,640
      Metromedia Fiber, Sr. Notes, (144a), 10.00%,
             11/15/08                                        100,000         103
      Microcell Telecommunications, Sr. Disc. Notes
             STEP, 0%, 6/1/06                                125,000          99
      Mohegan Tribal Gaming, Sr. Notes, (144a),
             8.125%, 1/1/06                                  175,000         173
      Nextel Communications, Sr. Disc. Notes
             STEP, 0%, 10/31/07                              275,000         186

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Nextlink Communications, Sr. Disc. Notes
             STEP, 0%, 6/1/09                           $    300,000  $      166
      Niagara Mohawk, Sr. Notes, 7.75%, 10/1/08               25,000          26
      Northland Cable Television, Sr. Sub. Notes,
             10.25%, 11/15/07                                 50,000          53
      Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06          50,000          53
      Owens Illinois, Sr. Notes, 7.35%, 5/15/08            1,550,000       1,494
      Packaging Corp. of America, Sr. Sub. Notes, (144a)
             9.625%, 4/1/09                                  200,000         203
      Paine Webber, Sr. Notes, 6.55%, 4/15/08              1,550,000       1,483
      Paragon Corporate Holdings, Sr. Notes,
             9.625%, 4/1/08                                   50,000          29
      Park Place Entertainment, Sr. Sub. Notes,
             7.875%, 12/15/05                                200,000         192
      Plastic Containers, Sr. Secured Notes,
             10.00%, 12/15/06                                 50,000          57
      Premier Parks, Sr. Disc. Notes, STEP, 0%, 4/1/08       100,000          68
      Price Communications Wireless, 9.125%, 12/15/06        100,000         104
      Pride Petroleum Services, Sr. Notes,
             9.375%, 5/1/07                                   50,000          49
      Principal Mutual Life, (144a), 8.00%, 3/1/44         1,550,000       1,481
      Protection One, Sr. Sub. Notes, (144a),
             8.125%, 1/15/09                                  50,000          48
      Purina Mills, Sr. Sub. Notes, 9.00%, 3/15/10            50,000          40
      Quest Diagnostics, Gtd. Sr. Sub. Notes,
             10.75%, 12/15/06                                 50,000          58
      Qwest Communications
             Sr. Disc. Notes, STEP, 0%, 10/15/07             100,000          78
             Sr. Notes, 7.50%, 11/1/08                        25,000          25
      R & B Falcon, Sr. Notes, 6.95%, 4/15/08              1,550,000       1,186
      Red Roof Inns, Sr. Notes, 9.625%, 12/15/03             200,000         202
      Repap New Brunswick, Sr. Secured 1st Priority Notes
             9.00%, 6/1/04                                    25,000          23
             (144a), 11.50%, 6/1/04                           75,000          76
      Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
             10.00%, 3/15/05                                  50,000          55
      Scotland International Finance, Sub. Notes
                  (144a), 6.50%, 2/15/11                     100,000          96
      Silgan Holdings, Sr. Sub. Deb., 9.00%, 6/1/09           40,000          40
      Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06     100,000         101
      Six Flags Theme Parks, Sr. Sub. Disc. Notes,
             STEP, 12.25%, 6/15/05                           100,000         112
      Smithfield Foods, Sr. Sub. Notes, 7.625%, 2/15/08      100,000          92
      Southern Foods, Sr. Sub. Notes, 9.875%, 9/1/07          50,000          52
      Sovereign Speciality, Sr. Sub. Notes, 9.50%, 8/1/07     50,000          51

24
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Sprint, 6.125%, 11/15/08                          $    750,000  $      708
      Stena, Sr. Notes, 10.50%, 12/15/05                     100,000          99
      Synthetic Industries, Sr. Sub. Notes,
             9.25%, 2/15/07                                   50,000          51
      Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05            150,000         147
      United International Holdings, Sr. Disc. Notes
             STEP, 0%, 2/15/08                               125,000          82
      US Can, Sr. Gtd. Notes, 10.125%, 10/15/06               50,000          52
      Venture Holdings Trust, (144a), 11.00%, 6/1/07         125,000         127
      Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07              100,000          87
      Westinghouse Air Brake, Sr. Notes, (144a),
             9.375%, 6/15/05                                 200,000         203
      Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08          200,000         198

      Total Corporate Bonds (Cost $22,084)                                20,690

      U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.9%

      Federal Home Loan Mortgage
             6.00%, 2/15/11                                5,100,753       4,930
             6.25%, 12/15/22                               3,261,092       3,208
      Federal National Mortgage Assn.
             6.50%, 1/1/26                                   128,294         125
      Government National Mortgage Assn.
             6.00%, 12/15/23 - 5/15/26                       612,093         582
             6.50%, 12/15/23 - 1/15/29                     2,444,336       2,388
             7.00%, 8/15/23 - 11/20/28                     2,967,541       2,975
             7.50%, 10/15/22 - 1/15/26                       316,214         324
             8.00%, 1/15/22 - 10/20/25                       231,908         241

      Total U.S. Government Mortgage-Backed Securities (Cost $15,149)     14,773

      U.S. GOVERNMENT OBLIGATIONS/AGENCIES 4.9%

      Tennessee Valley Authority
             5.88%, 4/1/36                                 2,095,000       2,077
             6.235%, 7/15/45                                 500,000         504
      U.S. Treasury Notes
             4.625%, 12/31/00                                475,000         470
             4.875%, 3/31/01                               3,900,000       3,864

25
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares/Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

      U.S. Treasury Bonds
             6.75%, 8/15/26                             $  3,330,000  $   3,626

      Total U.S. Government Obligations/Agencies (Cost $10,489)          10,541

      SHORT-TERM INVESTMENTS 0.0%

      Certificates of Deposit 0.0%
      Chase Manhattan Bank, N.A., fixed deposit,
            2.00%, 6/9/99 (MYR)                               92,514         23
                                                                             23
      Money Market Funds 0.0%
      Reserve Investment Fund, 4.96% #                        11,420         11
                                                                             11

      Total Short-Term Investments (Cost $33)                                34


 Total Investments in Securities
 100.5% of Net Assets (Cost $183,517)                                $  214,726

 Other Assets Less Liabilities                                           (1,095)

 NET ASSETS                                                          $  213,631
                                                                     ----------


    *  Non-income producing
    #  Seven day yield
  ADR  American Depository Receipt
    L  Local registered shares
 REIT  Real Estate Investment Trust
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s).
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end-amounts to 1.5% of net assets.
  AUD  Australian dollar
  CAD  Canadian dollar
  CHF  Swiss franc
  DKK  Danish krone
  EUR  European currency unit
  GBP  British sterling
  HKD  Hong Kong dollar
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand


The accompanying notes are an integral part of these financial statements.

26
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--------------------------------------------------------------------------------
                                                                    May 31, 1999


-----------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

   Assets
   Investments in securities, at value (cost $183,517)            $      214,726
   Securities lending collateral                                          17,628
   Other assets                                                            3,638
   Total assets                                                          235,992

  Liabilities
   Obligation to return securities lending collateral                     17,628
   Other liabilities                                                       4,733
   Total liabilities                                                      22,361

  NET ASSETS                                                      $      213,631
                                                                  --------------

  Net Assets Consist of:
   Accumulated net investment income - net of distributions       $        1,681
   Accumulated net realized gain/loss - net of distributions               2,470
   Net unrealized gain (loss)                                             31,207
   Paid-in-capital applicable to 11,229,027 shares of
   $0.0001 par value capital stock outstanding;
   1,000,000,000 shares authorized                                       178,273

  NET ASSETS                                                      $      213,631
                                                                  --------------

  NET ASSET VALUE PER SHARE                                       $        19.02
                                                                  --------------


The accompanying notes are an integral part of these financial statements.

27
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                           Year
                                                                          Ended
                                                                        5/31/99

  Investment Income
  Income
   Interest                                                      $        3,086
   Dividend                                                               2,345
   Total income                                                           5,431
  Expenses
   Investment management                                                  1,010
   Shareholder servicing                                                    636
   Custody and accounting                                                   147
   Prospectus and shareholder reports                                        60
   Registration                                                              43
   Legal and audit                                                           12
   Directors                                                                  6
   Miscellaneous                                                             13
   Total expenses                                                         1,927
   Expenses paid indirectly                                                  (1)
   Net expenses                                                           1,926
  Net investment income                                                   3,505

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                             3,746
   Foreign currency transactions                                            (18)
   Net realized gain (loss)                                               3,728
  Change in net unrealized gain or loss
   Securities                                                            10,456
   Other assets and liabilities
   denominated in foreign currencies                                          2
   Change in net unrealized gain or loss                                 10,458
  Net realized and unrealized gain (loss)                                14,186

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                         $       17,691
                                                                 ---------------


The accompanying notes are an integral part of these financial statements.

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----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                               Year
                                                              Ended
                                                            5/31/99     5/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                                 $    3,505    $  2,155
   Net realized gain (loss)                                   3,728       3,643
   Change in net unrealized gain or loss                     10,458      12,554
   Increase (decrease) in net assets from operations         17,691      18,352

  Distributions to shareholders
   Net investment income                                     (2,912)     (1,529)
   Net realized gain                                         (4,096)     (1,117)
   Decrease in net assets from distributions                 (7,008)     (2,646)

  Capital share transactions *
   Shares sold                                              107,693      87,647
   Distributions reinvested                                   6,960       2,621
   Shares redeemed                                          (59,052)    (26,179)
   Increase (decrease) in net assets from capital
   share transactions                                        55,601      64,089

  Net Assets
  Increase (decrease) during period                          66,284      79,795
  Beginning of period                                       147,347      67,552

  End of period                                          $  213,631   $ 147,347
                                                         ----------------------

* Share information
   Shares sold                                                5,921       5,091
   Distributions reinvested                                     398         160
   Shares redeemed                                           (3,253)     (1,534)
   Increase (decrease) in shares outstanding                  3,066       3,717



The accompanying notes are an integral part of these financial statements.

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                                                                    May 31, 1999


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

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      of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce the fund's custody charges.



NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the

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      borrower fails to return them. At May 31, 1999, the value of loaned securities was $17,051,000; aggregate collateral consisted of $17,628,000 in the securities lending collateral pool.

      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $97,720,000 and $48,496,000, respectively, for the year ended May 31, 1999. Purchases and sales of U.S. government securities aggregated $20,685,000 and $13,076,000, respectively, for the year ended May 31, 1999.



NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1999. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

      Undistributed net investment income                              $   9000
      Paid-in-capital                                                     (9000)


      At May 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $183,517,000. Net unrealized gain aggregated $31,209,000 at period-end, of which $37,116,000 related to appreciated investments and $5,907,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $99,000 was payable at May 31, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or

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      Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1999, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2000, which would cause the fund's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $77,000 of management fees were not accrued by the fund for the year ended May 31, 1999. Additionally, $287,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through May 31, 2000.

      In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $623,000 for the year ended May 31, 1999, of which $61,000 was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 1999, totaled $325,000 and are reflected as interest income in the accompanying Statement of Operations.

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---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Growth Fund

      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Growth Fund (one of the portfolios comprising
      T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with custodians, provide a reasonable basis for the opinion expressed above.



      PricewaterhouseCoopers LLP
      Baltimore, Maryland
      June 17, 1999

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----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/99
--------------------------------------------------------------------------------

   We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

   The fund's distributions to shareholders included:

   .  $728,000 from short-term capital gains,

   . $3,368,000 from long-term capital gains, subject to the 20% rate gains category.

   For corporate shareholders, $1,400,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center Plaza 5
Mezzanine Level
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           C11-056  5/31/99